RELATED PARTY BALANCES AND TRANSACTIONS	9 Months Ended
Sep. 30, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group

Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. (“Hubei Film Distribution”)	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. (“Hunan Xiaoxiang”)	Noncontrolling shareholder
Film Workshop Co., Ltd. (“Film Workshop”)	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. (“Nongken Real Estate”)	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. (“Nongken Culture”)	A company majority-owned by a noncontrolling shareholder
Tianjin Nongken Group Co., Ltd. (“Nongken Group”)	A company as a shareholder of a noncontrolling shareholder
Sanya Cinema	Equity method investee
Wuhu Bona	Equity method investee
Bona Film Investment Fund	Equity method investee
Mr. Guoqiang Lu	Noncontrolling shareholder
Beijing Xinliliang Television Culture Co., Ltd (“Beijing Xinliliang”)	A company owned by a noncontrolling shareholder
Beijing Shui Shang Quan Jing Cineplex Construction Consultation Co., Ltd. (“Shui Shang Quan Jing”)	A company owned by a shareholder’s related party
We distribution Ltd. (“We Distribution”)	A company majority-owned by a noncontrolling shareholder

As well as being the Group’s Chairman and CEO, Mr Dong Yu is the Group’s founder and therefore has substantial influence over the Group’s business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group’s assets, election of directors, declaration of dividends and other significant corporate actions. Mr. Dong Yu also provided personal guarantees in order to enable the Group to procure certain bank borrowings for the nine months ended September 30, 2013 and 2014, respectively. (See Note 12.)

Balances due from the related parties consist of the following at:

	December 31,	September 30,
	2013	2014

Amounts due from Shui Shang Quan Jing (i)	—	1,100
Amounts due from We Distribution (ii)	295	256
Amounts due from Nongken Group (iii)	55	49
Amounts due from Wuhu Bona (iv)	156	11
Amounts due from Sanya Cinema (v)	3	—
Amounts due from Nongken Real Estate	1	—
	510	1,416

(i)

Shui Shang Quan Jing acts as an agent which is responsible for certain cinemas’ leasehold improvement projects of the Group. The amounts represent the advances relating to these projects made by the Group to Shui Shang Quan Jing. The Group expects to complete these projects within the next twelve months.

(ii)	The amounts represent receivables from We Distribution to support its operation.

(iii)	The amounts represent the receivables of the theater rental fees from Nongken Group.

(iv)	The amounts represent the receivables of consulting services fees from Wuhu Bona.

(v)	The amounts represent the receivables of upfront expenses paid to Sanya Cinema.

All the amounts due from related parties are unsecured and non-interest bearing.

In addition to the film participation financing liabilities with a related party, Bona Film Investment Fund, described in Note 14, other balances due to related parties consist of the following at:

	December 31,	September 30,
	2013	2014

Amounts due to Nongken Real Estate (i)	2,105	2,555
Amounts due to Nongken Culture (ii)	1,541	1,579
Amounts due to Film Workshop (iii)	685	695
Amounts due to Hubei Film Distribution (iv)	463	456
Amounts due to Hunan Xiaoxiang (iv)	248	245
Amounts due to Beijing Xinliliang (v)	57	56
Amounts due to Wuhan Lianzhong (vi)	784	—
Amounts due to Mr. Guoqiang Lu (vii)	3	—
	5,886	5,586

(i)	The amounts represent payables for loans obtained from Nongken Real Estate.

(ii)	The amounts represent payables to Nongken Culture for rental expenses.

(iii)	The amounts represent payables for film production services provided by Film Workshop.

(iv)	The amounts mainly represent loans from the noncontrolling shareholders to support the operations of two cinemas of the Group.

(v)	The amounts represent payables for film production services provided by Beijing Xinliliang.

(vi)	The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(vii)	The amounts represent reimbursements payable to Mr. Guoqiang Lu for expenses incurred for Bona Guoqiang.

All the amounts due to related parties are unsecured and non-interest bearing.